ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 26, 2019	Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attn: Sonny Oh

Re:	Brighthouse Funds Trust I (File Nos. 333-48456 and 811-10183) (the “Registrant”)

Dear Mr. Oh:

On behalf of the Registrant, in connection with a subadviser change, to be effective on or about April 29, 2019, for the Fidelity Institutional Asset Management® Government Income Portfolio (to be renamed Western Asset Management Government Income Portfolio) (the “Portfolio”), a series of the Registrant, we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 88 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), which includes a copy of the Prospectus and Statement of Additional Information relating to the Portfolio. Pursuant to the requirements of Rule 485(a)(1), it is intended that the Amendment become effective on April 29, 2019, unless superseded by a subsequent filing. The Amendment relates solely to the Portfolio and does not supersede or amend any disclosure in the Registration Statement relating to any other series of the Registrant.

The Registrant requests selective review of the Amendment in accordance with the release of the U.S. Securities and Exchange Commission (“SEC”) on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The Portfolio’s Board of Trustees approved a change of subadviser for the Portfolio from FIAM LLC (“FIAM”) to Western Asset Management Company, LLC (“Western Asset”) at a meeting held on February 26, 2019, and the Registrant has filed this request as quickly thereafter as possible. Because the Portfolio is offered as an underlying investment option for variable life insurance policies and variable annuity contracts (“Contracts”) issued by insurance companies, the Registrant plans to provide the Portfolio’s Prospectus and Statement of Additional Information to the insurance companies by April 10, 2019 to facilitate the printing and mailing of such documents to Contract holders together with the annual updates for the Contracts. The Registrant would greatly appreciate receiving any comments you may have on the Amendment by April 5, 2019. If you have comments after that date, the Registrant would still appreciate receiving them, but depending on the nature of the comments, may not be able to reflect them until the Registrant’s 2020 annual update of its Registration Statement.

Securities and Exchange Commission	- 2 -	February 26, 2019

The Registrant requests selective review of the Amendment based on the following circumstances:

1.          The disclosure in the Amendment is substantially similar to disclosure previously reviewed (or currently being reviewed, as applicable) by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a) of the Securities Act on January 18, 2019 (SEC Accession Number: 0001193125-19-012704), except with respect to Portfolio-specific sections (such as the Portfolio’s name, investment objective, fees and expenses, investment strategies and risks, performance, portfolio management, and financial highlights) and routine annual update changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act.

2.          With respect to the Portfolio-specific sections, the disclosure in the Amendment is substantially similar to disclosure that appears in the Portfolio’s current Prospectus and Statement of Additional Information dated April 30, 2018, as supplemented, with the exception of the disclosure updates set forth in the supplements thereto dated February 26, 2019 and filed by the Registrant contemporaneously herewith pursuant to Rule 497(e) under the Securities Act to reflect certain changes in connection with the Portfolio’s subadviser change described above.

Please direct any questions you may have with respect to this filing to the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee E. Laws
Renee E. Laws

cc:	Andrew Gangolf, Esq.

Michael Lawlor, Esq.

Brian D. McCabe, Esq.

Jeremy C. Smith, Esq.